Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements, Recurring and Nonrecurring
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	September 30, 2023
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$39	$—
Restricted short-term investments	—	4,250	—

Total assets	$—	$4,289	$—

Liabilities
Public warrants	$190	$—	$—
Private placement warrants	—	—	6
Term Loan warrants	—	—	849

Total liabilities	$190	$—	$855

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$462	$—

Total assets	$—	$462	$—

Liabilities
Public Warrants	$415	$—	$—
Private Placement Warrants	—	—	107
Term Loan Warrants	—	—	1,226

Total liabilities	$415	$—	$1,333

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$462	$—

Total assets	$—	$462	$—

Liabilities
Public Warrants	$415	$—	$—
Private Placement Warrants	—	—	107
Term Loan Warrants	—	—	1,226

Total liabilities	$415	$—	$1,333

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Derivative assets	$—	$314	$—

Total assets	$—	$314	$—

Liabilities
Public Warrants	$2,701	$—	$—
Private Placement Warrants	—	—	2,133

Total liabilities	$2,701	$—	$2,133

Summary of Fair Value of Significant Assumptions Utilized in the Valuation
The following table presents significant assumptions utilized in the valuation of the private placement warrants on September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Risk-free rate	4.9%	4.2%
Dividend yield rate	—	—
Volatility	75.0%	75.0%
Contractual term (in years)	2.74	3.49
Exercise price	$575.00	$575.00
The following table presents significant assumptions utilized in the valuation of the Term Loan Warrants at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Risk-free rate	4.6%	4.0%
Dividend yield rate	—	—
Volatility	75.0%	75.0%
Contractual term (in years)	5.86	6.61
Exercise price	$20.50	$92.50

The following table presents significant assumptions utilized in the valuation of the Private Placement Warrants on December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Risk-free rate	4.2%	1.2%
Dividend yield rate	—	—
Volatility	75.0%	65.0%
Contractual term (in years)	3.49	4.49
Exercise price	$575.00	$575.00
The following table presents significant assumptions utilized in the valuation of the Term Loan Warrants on the Effective Date and at December 31, 2022:

	December 31, 2022	August 8, 2022
Risk-free rate	4.0%	2.9%
Dividend yield rate	—	—
Volatility	75.0%	75.0%
Contractual term (in years)	6.61	7.00
Exercise price	$92.50	$92.50

Summary of Change in the Fair Value of the Warrants
The following table presents changes in the fair value of the private placement warrants for the three and nine months ended September 30, 2023 and 2022 (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Balance, beginning of period	$53	$800	$107	$2,133
Change in fair value	(47)	(160)	(101)	(1,493)

Balance, end of period	$6	$640	$6	$640

The following table presents changes in the fair value of the Term Loan Warrants for the three and nine months ended September 30, 2023 and 2022 (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Balance, beginning of period	$802	$—	$1,226	$—
Issued in connection with Term Loan	—	5,236	—	5,236
Amended in connection with Second Amendment	802	—	802	—
Change in fair value	(755)	(2,123)	(1,179)	(2,123)

Balance, end of period	$849	$3,113	$849	$3,113

The following table presents changes in the fair value of the Private Placement Warrants for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Balance, beginning of period	$2,133	$—
Assumed in Business Combination	—	26,400
Change in fair value	(2,026)	(24,267)

Balance, end of period	$107	$2,133

The following table presents changes in the fair value of the Term Loan Warrants for the year ended December 31, 2022:

Year ended December 31,
2022
Balance, beginning of year	$—
Issued in connection with Term Loan	5,236
Change in fair value	(4,010)

Balance, end of year	$1,226

Summary of Investment in Convertible Instrument From Myx Measured at Fair Value
The following table presents changes in the investment in convertible instrument from Myx measured at fair value for the year ended December 31, 2021 (in thousands):

Year Ended December 31,
2021
Balance, beginning of year	$10,288
Investment in convertible instrument	5,000
Change in fair value	3,114
Conversion of investment	(18,402)

Balance, end of year	$—